Employee Benefit Plans (Schedule Of Weighted-Average Assumptions Used To Determine PBO) (Details)	Mar. 31, 2012	Mar. 31, 2011
Employee Benefit Plans [Abstract]
Discount rate	1.80%	2.10%
Rate of increase in compensation levels	2.80%	2.50%